Capital and Reserves - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [Line Items]
Beginning balance	₩ (88,478)	₩ (5,766)	₩ (63,843)
Change in reserves	(199,802)	(82,712)	58,077
Ending balance	(288,280)	(88,478)	(5,766)
Net change in fair value of available-for-sale financial assets [member]
Disclosure of reserves within equity [Line Items]
Beginning balance		58	276
Change in reserves		(58)	(218)
Ending balance			58
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(59,042)	18,196	(20,923)
Change in reserves	(200,707)	(77,238)	39,119
Ending balance	(259,749)	(59,042)	18,196
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(29,436)	(24,020)	(43,196)
Change in reserves	905	(5,416)	19,176
Ending balance	₩ (28,531)	₩ (29,436)	₩ (24,020)